Common Shareholders' Equity (Details 1)			12 Months Ended
	Dec. 02, 2020 $ / shares	Apr. 15, 2020 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016	Dec. 04, 2019 $ / shares	Apr. 17, 2019 $ / shares	Dec. 05, 2018 $ / shares	Apr. 11, 2018 $ / shares	Dec. 06, 2017 $ / shares
Interim dividend
Disclosure of Common Shareholders' Equity [Line Items]
Dividend paid date	Dec. 30, 2020		Dec. 30, 2020	Dec. 26, 2019	Jan. 04, 2019	Jan. 05, 2018
Dividend per Share | (per share)	$ 56		$ 56.0000	$ 75.0000	$ 140.0000	$ 70.0000		$ 75		$ 140		$ 70
Year of dividend			2020	2019	2018	2017
Final dividend
Disclosure of Common Shareholders' Equity [Line Items]
Dividend paid date		Apr. 24, 2020		Apr. 24, 2020	Apr. 29, 2019	Apr. 26, 2018
Dividend per Share | (per share)		$ 179.95079		$ 179.97079	$ 358.33030	$ 108.88833			$ 35,833,030		$ 108.88833
Year of dividend					2018	2017	2019